Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue	$ 7,370,545	$ 5,755,641	$ 2,228,484
Cost of revenue	(5,194,697)	(4,271,468)	(1,663,220)
Gross profit	2,175,848	1,484,173	565,264
Operating expenses
General and administrative expenses	(878,189)	(251,493)	(188,481)
Total operating expenses	(878,189)	(251,493)	(188,481)
Income from operations	1,297,659	1,232,680	376,783
Other (expense) / income
Interest expense, net	(733)	(820)	(1,137)
Other income	63	7,790	16,180
Other (expense) / income, net	(670)	6,970	15,043
Income before tax expense	1,296,989	1,239,650	391,826
Income tax expense	(270,671)	(183,067)	(40,761)
Net income and total comprehensive income	$ 1,026,318	$ 1,056,583	$ 351,065